Retirement Benefits (Details 2)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	9.60%	8.75%	9.24%
Rate of increase in compensation	7.00%	7.00%	7.00%